Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000236658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236658 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236658 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236658 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236658 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000236658 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000236658 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236658 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236658 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000236658 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236658 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000236658 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000236658 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236658 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236659 [Member] | C or Lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
C000236659 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
C000236659 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%	[1]
C000236659 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
C000236659 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[1]
C000236659 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[1]
C000236659 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[1]
C000236659 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
C000236659 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000236659 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
C000236659 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000236659 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000236659 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236659 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000236659 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000236659 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000236659 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236659 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236659 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236659 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236659 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000236660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236660 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000236660 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000236660 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000236660 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000236660 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236660 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236660 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000236660 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236660 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000236660 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000236660 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236660 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000236661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236661 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%	[2]
C000236661 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[2]
C000236661 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[2]
C000236661 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[2]
C000236661 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000236661 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000236661 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000236661 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000236661 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000236661 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000236661 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236661 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000236661 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236661 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000236661 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000242914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242914 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000242914 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[3]
C000242914 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[3]
C000242914 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[3]
C000242914 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%	[3]
C000242914 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[3]
C000242914 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000242914 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[3]
C000242914 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[3]
C000242914 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000242914 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000242914 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000242914 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000242914 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242914 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000242914 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242914 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000242914 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000242914 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000242915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242915 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242915 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000242915 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242915 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000242915 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000242915 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242915 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000242915 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000242915 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000242915 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242915 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000242915 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242915 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000242915 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000242915 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000242915 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242915 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000242915 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242915 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000242915 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242915 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000242915 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242915 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000242915 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242915 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000242915 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255873 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255873 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000255873 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255873 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000255873 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000255873 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000255873 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000255873 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000255873 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000255873 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000255873 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000255873 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000255873 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000255873 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000255873 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000255873 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000255873 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255873 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000255873 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000255873 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000255873 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255873 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255873 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000255874 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255874 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255874 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000255874 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255874 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000255874 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000255874 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000255874 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000255874 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000255874 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000255874 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000255874 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255874 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000255874 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000255874 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000255874 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000255874 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000255874 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255874 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255874 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000255875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255875 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000255875 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000255875 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000255875 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000255875 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255875 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000255875 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255875 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)

[1]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[2]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[3]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.